Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Financial risk management
Schedule of principal categories of financial instruments

		December 31,
Financial assets	Risk classification	2025		2024		2023
Cash and cash equivalents and other investments held to maturity	Credit and interest rate	Ps.	3,098,092	Ps.	1,656,365	Ps.	2,576,256
Receivables, net	Credit and exchange rate		2,010,527		1,845,965		1,298,399

		December 31,
Financial liabilities	Risk classification	2025		2024		2023
Short-term and long-term debt	Interest rate, exchange rate and liquidity	Ps.	13,428,359	Ps.	11,281,880	Ps.	10,676,708
Trade accounts payable(1)	Liquidity	Ps.	789,194	Ps.	610,375	Ps.	385,503
Accrued interest	Liquidity	Ps.	214,167	Ps.	239,753	Ps.	204,843
Short-term and long-term lease liabilities	Liquidity	Ps.	158,621	Ps.	178,990	Ps.	198,844
Short-term and long-term accounts payable to related parties	Liquidity	Ps.	639,521	Ps.	570,576	Ps.	452,933
(1)	Include the payments of employee statutory profit-sharing amounts, which were Ps. 85,388, Ps. 79,574 and Ps. 66,347 as of December 31, 2025, 2024 and 2023, respectively.

Schedule of long-term debt at fixed and variable interest rates

	December 31,
	2025		2024		2023
Long-term debt	Ps.	13,450,000	Ps.	10,700,000	Ps.	10,700,000
% Fixed rate debt		69.1%		68.8%		68.8%
% Variable rate debt (1)		30.9%		31.2%		31.2%
(1)	Long-term debt contracted during 2025, 2024 and 2023 has a 28-day TIIE reference rate.

Schedule of carrying values of monetary assets and liabilities denominated in foreign currencies	The carrying values of monetary assets and liabilities denominated in foreign currencies at the end of the reporting period are as follows (amounts in thousands):

	Liabilities						Assets
	December 31,						December 31,
Currency	2025		2024		2023		2025		2024		2023
U.S. dollars	U.S.$	(8,141)	U.S.$	(5,186)	U.S.$	(3,832)	U.S.$	21,107	U.S.$	23,379	U.S.$	19,835

Schedule of transactions in U.S. dollars

	December 31,
	2025		2024		2023
Revenues	U.S.$	19,681	U.S.$	14,733	U.S.$	9,745
Expenses
Technical assistance	U.S.$	5,300	U.S.$	4,807	U.S.$	4,010
Insurance		1,789		6,873		118
Purchase of machinery and maintenance		24,198		25,707		22,717
Software		2,823		3,545		2,181
Professional services, fees and subscriptions		1,081		2,137		4,353
Other		2,361		11,747		61,636

Schedule of pertinent exchange rate information

	December 31,
	2025		2024		2023
U.S. dollar exchange rate
As reported by the Mexican Central Bank	Ps.	18.0012	Ps.	20.7862	Ps.	16.9190

Schedule of remaining contractual maturities of financial liabilities with agreed repayment periods

As of December 31, 2025	2026		2027-2028		2029-2032		Total
Long-term debt	Ps.	1,640,000	Ps.	5,020,000	Ps.	6,790,000	Ps.	13,450,000
Interest(1)		1,119,459		1,763,492		1,145,009		4,027,960
Trade accounts payable		789,194		—		—		789,194
Interest Payable		214,167		—		—		214,167
Lease Liabilities(2)		49,113		109,508		—		158,621
Accounts payable with related parties		465,571		173,950		—		639,521
Total	Ps.	4,277,504	Ps.	7,066,950	Ps.	7,935,009	Ps.	19,279,463

As of December 31, 2024	2025		2026-2028		2029-2031		Total
Long-term debt	Ps.	—	Ps.	3,340,000	Ps.	7,360,000	Ps.	10,700,000
Interest(1)		1,040,226		1,641,749		1,089,058		3,771,033
Short-term debt		600,000		—		—		600,000
Trade accounts payable		610,375		—		—		610,375
Interest Payable		239,753		—		—		239,753
Lease Liabilities(2)		19,022		159,968		—		178,990
Accounts payable with related parties		350,076		220,500		—		570,576
Total	Ps.	2,859,452	Ps.	5,362,217	Ps.	8,449,058	Ps.	16,670,727

As of December 31, 2023	2024		2025-2027		2028-2030		Total
Long-term debt	Ps.	—	Ps.	3,340,000	Ps.	7,360,000	Ps.	10,700,000
Interest(1)		1,050,856		2,577,708		1,089,058		4,717,622
Trade accounts payable		385,503		—		—		385,503
Interest Payable		204,843		—		—		204,843
Lease Liabilities(2)		44,928		153,916		—		198,844
Accounts payable with related parties		452,933		—		—		452,933
Total	Ps.	2,139,063	Ps.	6,071,624	Ps.	8,449,058	Ps.	16,659,745
(1)	The projected interest is determined, in the case of obligations with a variable rate, based on TIIE.
(2)	The time value of money effect of other financial liabilities is immaterial, so they are presented at present value.

Schedule of fair value and carrying value of long term debt

December 31, 2025				December 31, 2024				December 31, 2023
Book value		Fair value		Book value		Fair value		Book value		Fair value
Ps.	13,450,000	Ps.	13,507,634	Ps.	10,700,000	Ps.	10,294,490	Ps.	10,700,000	Ps.	10,405,840

	Hierarchy of fair value as of December 31, 2025
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	13,507,634	Ps.	—	Ps.	—	Ps.	13,507,634

	Hierarchy of fair value as of December 31, 2024
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	10,294,490	Ps.	—	Ps.	—	Ps.	10,294,490

	Hierarchy of fair value as of December 31, 2023
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	10,405,840	Ps.	—	Ps.	—	Ps.	10,405,840
(1)	The fair value of the financial liabilities included in Level 1, corresponds to stock certificates listed on the Mexican Stock Exchange